COVER	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	SP 15D2
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	New Pluto Global, Inc.
Central Index Key	0002041610
Amendment Flag	false